   As filed with the Securities and Exchange Commission on December 22, 2003.
                                                              File No. 333-65187
                                                                       811-09031
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.                       [ ]
                                  ------
      Post-Effective Amendment No.  11                  [X]
                                  ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.   12                                [X]
                   -------

                              SEPARATE ACCOUNT ONE
                           (Exact Name of Registrant)

                          SERVUS LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                          Servus Life Insurance Company
                                 P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

              ___  immediately upon filing pursuant to paragraph (b) of Rule 485
              ___  on                   pursuant to paragraph (b) of Rule 485
              _X__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ___ on __________ pursuant to paragraph (a)(1) of Rule 485
              ___  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24F-2(a)(1) under the Investment Company Act of 1940, the Registrant has Registered an indefinite amount of securities.

                                    PART A

SERVUS LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ONE
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668                                                    [The Hartford LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase Series I and Series IR of our variable annuity. Please read it carefully.


The variable annuity is a contract between you and Servus Life Insurance Company where you agree to make payments to us and we agree to make a series of payments to you at a later date. The variable annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add payments at any time.

x Tax-deferred, which means you don't pay taxes until you take payments out or until we start to make payments to you.

x Variable, because the value of your annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your annuity assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. This annuity offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style. The Sub-Accounts and the funds are listed below:

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Bond HLS Fund of Hartford Series Fund, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Index HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Mortgage Securities HLS Fund of Hartford Series
  Fund, Inc.

You may also allocate some or all of your payments to the "Fixed Account", which pays an interest rate guaranteed for at least one year from the time the payment is made. Payments put in the Fixed Account are not segregated from our assets like the assets of the Separate Account.

If you decide to buy this annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this Prospectus. Although we file the Prospectus and the Statement of Additional Information with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commissions' website (http://www.sec.gov).

This annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED:


STATEMENT OF ADDITIONAL INFORMATION DATED:

2                                                  SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                         3
----------------------------------------------------------------------
SUMMARY                                                           7
----------------------------------------------------------------------
ABOUT US                                                          8
----------------------------------------------------------------------
  Servus Life Insurance Company                                   8
----------------------------------------------------------------------
  Separate Account                                                8
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
  The Fixed Account                                              10
----------------------------------------------------------------------
  Performance Related Information                                10
----------------------------------------------------------------------
  Your Annuity                                                   11
----------------------------------------------------------------------
  Payments                                                       11
----------------------------------------------------------------------
  Contract Value                                                 11
----------------------------------------------------------------------
  Transfers                                                      12
----------------------------------------------------------------------
  Charges                                                        13
----------------------------------------------------------------------
  Principal First                                                15
----------------------------------------------------------------------
  Death Benefits                                                 16
----------------------------------------------------------------------
  Withdrawals                                                    18
----------------------------------------------------------------------
  Settlement Provisions                                          19
----------------------------------------------------------------------
  Other Information                                              21
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       21
----------------------------------------------------------------------
  A. General                                                     21
----------------------------------------------------------------------
  B. Taxation of Servus Life and the Separate Account            21
----------------------------------------------------------------------
  C. Taxation of Annuities -- General Provisions Affecting
     Purchasers Other than Qualified Retirement Plans            22
----------------------------------------------------------------------
  D. Federal Income Tax Withholding                              25
----------------------------------------------------------------------
  E. General Provisions Affecting Qualified Retirement Plans     25
----------------------------------------------------------------------
  F. Annuity Purchases by Nonresident Aliens and Foreign
     Corporations                                                25
----------------------------------------------------------------------
  G. Generation Skipping Transfer Tax                            25
----------------------------------------------------------------------
  H. Economic Growth and Tax Relief Reconciliation Act of
     2001                                                        25
----------------------------------------------------------------------
MISCELLANEOUS                                                    25
----------------------------------------------------------------------
  How We Sell our Annuity                                        25
----------------------------------------------------------------------
  Legal Matters                                                  26
----------------------------------------------------------------------
  Additional Information                                         26
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         27
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          28
----------------------------------------------------------------------
APPENDIX II -- PRINCIPAL FIRST -- EXAMPLES                       32
----------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                         33
----------------------------------------------------------------------

SERVUS LIFE INSURANCE COMPANY                                                  3
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT: A unit of measure we use to calculate values before we begin to make payments to you.

ADMINISTRATIVE OFFICE OF SERVUS LIFE: Located at 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual $30 charge for annuities having a value of less than $50,000 on the most recent Contract Anniversary or when the annuity is surrendered in full. The charge is deducted proportionately from the investment options in use at the time.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can withdraw per contract year without paying a surrender charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed.

ANNUITY COMMENCEMENT DATE: The date we start to make payments to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of the payments we make to you.

BENEFICIARY: The person entitled to receive a payout at death, if any, upon the death of you or the Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: The Securities and Exchange Commission.

CONTINGENT ANNUITANT: The person you may designate who becomes the Annuitant if the original Annuitant dies before we start making payments to you.

CONTRACT: The contract is the individual annuity and any endorsements or riders. If you are enrolled under a group annuity, you receive a certificate rather than a contract.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of your Sub-Accounts plus any amounts you have in the Fixed Account.

CONTRACT YEAR: A period of 12 months commencing with the Contract Date the first year and the Contract Anniversary after the first year.

DEATH BENEFIT: The amount payable if you, the joint contract owner or the Annuitant dies before the Annuity Commencement Date.

DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to Servus Life.

FIXED ACCOUNT: This is an account which is part of our General Account and you may allocate all or a portion of your payments or Contract Value to this account.

FUNDS: The Funds described in this Prospectus and any supplements.

GENERAL ACCOUNT: Our General Account that is all our assets other than the assets in our separate accounts. The assets of the General Account are available to the creditors of Servus.

MAXIMUM ANNIVERSARY VALUE: One of the values we use to determine your Death Benefit. It is determined annually on your anniversary date and is equal to the highest value your annuity reached on any annuity anniversary date. The maximum anniversary value is calculated only up to age 80, and we use that value each year after age 80 as your maximum anniversary value.

PREMIUM TAX: A tax charged by a state or municipality on premium payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

SEPARATE ACCOUNT: For this annuity, the separate account is Separate Account One of Servus Life Insurance Company.

SERVUS LIFE (OR US): Servus Life Insurance Company.

SUB-ACCOUNT: Divisions established within the Separate Account.

TERMINATION VALUE: What we pay you if you terminate your annuity before we begin to make payments to you.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

4                                                  SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
(ALL SUB-ACCOUNTS)
-----------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of premium payments) (1)
    First year (2)                                              6%
-----------------------------------------------------------------
    Second year                                                 6%
-----------------------------------------------------------------
    Third year                                                  5%
-----------------------------------------------------------------
    Fourth year                                                 5%
-----------------------------------------------------------------
    Fifth year                                                  4%
-----------------------------------------------------------------
    Sixth year                                                  3%
-----------------------------------------------------------------
    Seventh year                                                2%
-----------------------------------------------------------------
    Eighth year and beyond                                      0%
-----------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT -- ANNUAL EXPENSES (as a percentage of
  average daily Sub-Account value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.25%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of daily Sub-Account
  value)
    Principal First Charge                                      0.50%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with Optional
     Charges                                                    1.95%
---------------------------------------------------------------------


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                              Minimum   Maximum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                       0.44%     0.82%
--------------------------------------------------------------------------------

SERVUS LIFE INSURANCE COMPANY                                                  5
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                    TOTAL FUND
                                                              MANAGEMENT   OTHER    OPERATING
                                                                 FEES     EXPENSES   EXPENSES
----------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                           0.47%      0.04%      0.51%
----------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                     0.78%      0.04%      0.82%
----------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                          0.40%      0.04%      0.44%
----------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                   0.45%      0.04%      0.49%
----------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                            0.45%      0.04%      0.49%
----------------------------------------------------------------------------------------------

6                                                  SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, SERVUS LIFE ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, SERVUS LIFE WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                              $860
-------------------------------------------------------
3 years                                             $1,389
-------------------------------------------------------
5 years                                             $1,920
-------------------------------------------------------
10 years                                            $3,205
-------------------------------------------------------


(2) If you annuitize at the end of the applicable time period:


1 year                                              $284
-------------------------------------------------------
3 years                                             $885
-------------------------------------------------------
5 years                                             $1,512
-------------------------------------------------------
10 years                                            $3,196
-------------------------------------------------------


(3) If you do not Surrender your Contract:


1 year                                              $292
-------------------------------------------------------
3 years                                             $893
-------------------------------------------------------
5 years                                             $1,520
-------------------------------------------------------
10 years                                            $3,205
-------------------------------------------------------

SERVUS LIFE INSURANCE COMPANY                                                  7
--------------------------------------------------------------------------------

SUMMARY

HOW DO I PURCHASE THE ANNUITY?

You must complete our enrollment form and submit it to us for approval with your first payment. Your first payment must be at least $1,000 and subsequent payments must be at least $500. If you wish to make automatic monthly payments into your annuity, you may enroll in our pre-authorized checking program. Under this program, your subsequent monthly payments can be as low as $50.

 - For a limited time, usually ten days after you receive your annuity, you may cancel your annuity without paying a sales charge.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a deferred sales charge when you terminate or withdraw amounts invested in your Contract. We assess a sales charge on amounts withdrawn that exceed 10% of the total amounts you have paid into your annuity if these amounts have been in your annuity for less than seven years. The sales charge is applied to amounts withdrawn that exceed 10% of the total amounts paid in and will depend on the length of time the payment you made has been in your Contract. If the amount you paid has been in your annuity:

- For less than two years, the charge is 6%.

- For more than two years and less than four years, the charge is 5%.

- For more than four years and less than five years, the charge is 4%.

- For more than five years and less than six years, the charge is 3%

- For more than six years and less than seven years, the charge is 2%.

You won't be charged a sales charge on:

- Payments that have been in your annuity for more than seven years.

- distributions made due to death

- Distributions under a program for substantially equal periodic payments made for your life expectancy

- most payments we make to you as part of your annuity payments

See "Contingent Deferred Sales Charges" for a complete description of how sales charges are assessed.

IS THERE AN ANNUAL MAINTENANCE FEE?

Yes. We deduct a $30.00 fee each year on the anniversary of your purchase or when you terminate your Contract, if the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

- You may withdraw all or part of the amounts you have invested at any time before we start making payments to you.

- Each year you may withdraw up to 10% of your payments without having to pay a sales charge.

You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a tax penalty.


WILL WE PAY A DEATH BENEFIT?


There is a Death Benefit if you, your joint owner or your annuitant (the person on whose life this annuity is based), dies before we begin to make payments to you. The death benefit will be determined as of the date we receive acceptable proof of death and will be the greater of:

- The total payments you have made to us minus any amounts you have taken out, or

- The total value of your annuity, or

- Your maximum anniversary value, which is the highest value your annuity reached on any annuity anniversary date up to age 80, reduced by any subsequent withdrawals and increased by any subsequent payments.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. The Earnings Protection Benefit will not be available

8                                                  SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greater of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT PAYMENT OPTIONS ARE AVAILABLE?

When it comes time for us to pay you, you may choose one of the following annuity payment options, or receive a lump sum:

LIFE ANNUITY where we make scheduled payments to you for the rest of your life.

 - Payments under this option stop upon the death of the annuitant, even if the annuitant dies after one payment.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make payments to you for your life but you are at least guaranteed payments for 120, 180 or 240 months, whichever you select.

 - If the annuitant dies before the end of the period selected, we will continue to make payments to your beneficiary until the end of the period selected.

JOINT AND LAST SURVIVOR ANNUITY where we make payments during the lifetime of you and another designated individual and then throughout the remaining lifetime of the survivor.

PAYMENTS FOR A DESIGNATED PERIOD where we make payments for a specified time between 5 and 30 years.

 - If the annuitant dies before the end of the specified time, we pay the beneficiary the present value of the annuity in one lump sum or continue making the payments to the beneficiary. You may terminate this option after payments have started.

If you purchased your Contract in New York, you must begin Annuity payments by your Annuitant's 90th birthday. If you do not tell us what Annuity Option you want before that time, we will pay you under the Payments for a Designated Period for 10 years Annuity Option. Annuity payments will be fixed-dollar amount, variable-dollar amount, or a combination of fixed or variable dollar amount Annuity payments, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

ABOUT US
--------------------------------------------------------------------------------

SERVUS LIFE INSURANCE COMPANY

Servus Life Insurance Company ("Servus Life") is a stock life insurance company engaged in the business of writing life insurance in all states of the United States and the District of Columbia. Servus Life was originally incorporated under the laws of Connecticut on September 16, 1963. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. On December 22, 1999, Servus Life changed its name from Royal Life Insurance Company of America to Servus Life Insurance Company. Servus Life is a wholly owned subsidiary of Hartford Life Insurance Company. Servus Life is ultimately controlled by Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

SEPARATE ACCOUNT

The Separate Account was established on September 1, 1998. It is the Separate Account in which Servus Life sets aside and invests the assets attributable to variable annuity Contracts, including the Contracts sold under this Prospectus. Separate Account assets are held by Servus Life under a safekeeping arrangement. Although the Separate Account is an integral part of Servus Life, it is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve Commission supervision of the management or the investment practices or policies of the Separate Account or Servus Life. The Separate Account meets the definition of "separate account" under federal securities law.


Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of Servus Life. Also, the assets in the

SERVUS LIFE INSURANCE COMPANY                                                  9
--------------------------------------------------------------------------------

Separate Account are not chargeable with liabilities arising out of any other business Servus Life may conduct. Contract Values allocated to the Separate Account is not affected by the rate of return of Servus Life's General Account, nor by the investment performance of any of Servus Life's other separate accounts. The Separate Account may be subject to liabilities arising from a Sub-Account of the Separate Account whose assets are attributable to other variable annuity Contracts offered by the Separate Account which are not described in this Prospectus. However, all obligations arising under the Contracts are general corporate obligations of Servus Life.


Servus Life does not guarantee the investment results of the Separate Accounts or any of the underlying investment options. There is no assurance that the value of a Contract during the years prior to retirement or the aggregate amount of the Variable Annuity payments will equal the total of Premium Payments made under the Contract. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks are more fully described in the accompanying Funds' prospectus.

THE FUNDS

Hartford HLS Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Hartford Investment Management Company ("HIMCO") serves as sub-investment advisor and provides day to day investment services.

The Funds are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Funds' Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by HIMCO.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF INVESTMENTS -- We reserve the right, subject to any applicable law, to make certain changes to the investment options offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered

10                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, We may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FIXED ACCOUNT

THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Account become a part of the general assets of Servus Life. Servus Life invests the assets of the General Account in accordance with applicable law governing the investments of Insurance Company General Accounts. Premium Payments and Contract Values allocated to the Fixed Account are available to our general creditors.

Currently, Servus Life guarantees that it will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. However, Servus Life reserves the right to change the rate according to state insurance law. Servus Life may credit interest at a rate in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Some of the factors that Servus Life may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on Servus Life's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF SERVUS LIFE. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, Servus Life may credit increased interest rates to you under certain programs established at the discretion of Servus Life.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

All of the Sub-Accounts may include total return in advertisements or other sales material.

When a Sub-Account advertises its standardized total return, it will be calculated to a date not earlier than the effective date of the Separate Account. This figure will usually be calculated for one year, five years, and ten years or some other relevant period if the Separate Account has not been in existence for one, five or ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

In addition to the standardized total return, the Sub-Account may advertise non-standardized total returns that pre-date the inception of the Separate Account. This figure will usually be calculated for one year, five years, and ten years or other relevant period if the Separate Account has not been in existence for one, five or ten years. This non-standardized total return is measured in the same manner as the standardized total return described above, except that the Annual Maintenance Fee is not deducted. Therefore, this non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns. Certain Sub-Accounts, if applicable, may advertise yield in addition to total return. The yield will be computed in the following manner:
The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

SERVUS LIFE INSURANCE COMPANY                                                 11
--------------------------------------------------------------------------------

The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of the Money Market Fund Sub-Account is based upon the income earned by the Sub-Account over a 7-day period and then annualized, i.e. the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

Servus Life may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

YOUR ANNUITY

The Contracts are individual tax-deferred Variable Annuity Contracts designed for retirement planning purposes and may be purchased by any individual, including any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code; annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code; Individual Retirement Annuities adopted according to Section 408 of the Code; employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and certain eligible deferred compensation plans as defined in Section 457 of the Code ("Qualified Contracts"). The maximum issue age for the Contract is 85 years old.


This prospectus describes two versions of the Contract. Series I of the Contract was sold before January 30, 2004. Series IR of the Contract is sold on or after January 30, 2004.


If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

PAYMENTS

Generally, the minimum initial Premium Payment is $1,000; the minimum subsequent payment is $500, if you are in the InvestEase-Registered Trademark-program the minimum subsequent payment is $50. Certain plans may make smaller periodic payments. Each Premium Payment may be split among the various Sub-Accounts and/or the Fixed Account subject to minimum amounts then in effect.

REFUND RIGHTS -- If you are not satisfied with your purchase, you may cancel the Contract by returning it within ten days (or longer in some states) after you receive it. A written request for cancellation must accompany the Contract. In such event, Servus Life will, without deduction for any charges normally assessed thereunder, pay you an amount equal to the Contract Value on the date of receipt of the request for cancellation. You bear the investment risk during the period prior to Servus Life's receipt of request for cancellation. Servus Life will refund the premium paid only for individual retirement annuities (if returned within seven days of receipt) and in those states where required by law.

CREDITING AND VALUATION -- The balance of the initial Premium Payment remaining after the deduction of any applicable Premium Tax is credited to your Contract within two business days of receipt of a properly completed application or an order to purchase a Contract and the initial Premium Payment by Servus Life at its Administrative Office. It will be credited to the Sub-Account(s) and/or the Fixed Account in accordance with your election. If the application or other information is incomplete when received, the balance of the initial Premium Payment, after deduction of any applicable Premium Tax, will be credited to the Sub-Account(s) or the Fixed Account within five business days of receipt. If the initial Premium Payment is not credited within five business days, the Premium Payment will be immediately returned unless you have been informed of the delay and request that the Premium Payment not be returned.

The number of Accumulation Units in each Sub-Account to be credited to a Contract will be determined by dividing the portion of the Premium Payment being credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on that date.

Subsequent Premium Payments are priced on the Valuation Day received by Servus Life in its Administrative Office.

CONTRACT VALUE

The value of the Sub-Account investments under your Contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Contract in each Sub-Account by the then current Accumulation Unit values for the applicable Sub-Account. The value of the Fixed Account under your Contract will be the amount allocated to the Fixed Account plus interest credited.

You will be advised at least semiannually of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, the Fixed Account value, and the total value of your Contract.

ACCUMULATION UNIT VALUES -- The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The "Net Investment Factor" for each of the Sub-Accounts is equal to (a) the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the

12                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
corresponding Fund at the beginning of the Valuation Period, (b) multiplied by the daily expense factor for the mortality and expense risk charge described below. You should refer to the prospectus for each of the Funds which accompanies this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Contract. The Accumulation Unit Value is affected by the performance of the underlying Fund(s), expenses and deduction of the charges described in this Prospectus.

VALUATION OF FUND SHARES -- The shares of the Fund are valued at net asset value on each Valuation Day. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Funds' prospectus.

VALUATION OF THE FIXED ACCOUNT -- Servus Life will determine the value of the Fixed Account by crediting interest to amounts allocated to the Fixed Account.

TRANSFERS

You may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another free of charge. However, Servus Life reserves the right to limit the number of transfers to twelve (12) per Contract Year, with no two
(2) transfers occurring on consecutive Valuation Days. Transfers by telephone may be made by You or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted by some states.

The policy of Servus Life and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Servus Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures Servus Life follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.

Servus Life may permit the Contract Owner to pre-authorize transfers among Sub-Accounts and between Sub-Accounts and the Fixed Account under certain circumstances. Transfers between the Sub-Accounts may be made both before and after Annuity payments commence (limited to once a quarter) provided that the minimum allocation to any Sub-Account may not be less than $500. No minimum balance is required in any Sub-Account.

It is the responsibility of the Contract Owner to verify the accuracy of all confirmations of transfers and to promptly advise Servus Life of any inaccuracies within 30 days of receipt of the confirmation. Servus Life will send the Contract Owner a confirmation of the transfer within five days from the date of any instruction.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Servus Life has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next contract anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in

SERVUS LIFE INSURANCE COMPANY                                                 13
--------------------------------------------------------------------------------
a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

Transfers from the Fixed Account into a Sub-Account may be made at any time during the Contract Year. The maximum amount which may be transferred from the Fixed Account during any Contract Year is the greater of 30% of the Fixed Account balance as of the last Contract Anniversary or the greatest amount of any prior transfer from the Fixed Account. If Servus Life permits pre-authorized transfers from the Fixed Account to the Sub-Accounts, this restriction is inapplicable. Also, if any interest rate is renewed at a rate of at least one percentage point less than the previous rate, the Contract Owner may elect to transfer up to 100% of the funds receiving the reduced rate within 60 days of notification of the interest rate decrease. Generally, transfers may not be made from any Sub-Account into the Fixed Account for the six-month period following any transfer from the Fixed Account into one or more of the Sub-Accounts. Servus Life reserves the right to modify the limitations on transfers from the Fixed Account and to defer transfers from the Fixed Account for up to six months from the date of request.
CHARGES

CONTINGENT DEFERRED SALES CHARGES ("SALES CHARGES")

PURPOSE OF SALES CHARGES -- Sales Charges cover expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and its sales personnel, the cost of preparing sales literature and other promotional activities. If these charges are not sufficient to cover sales and distribution expenses, Servus Life will pay them from its general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

ASSESSMENT OF SALES CHARGES -- There is no deduction for sales expenses from Premium Payments when made, however, a Sales Charge may be assessed against Premium Payments when surrendered. The length of time from receipt of a Premium Payment to the time of surrender determines the percentage of the Sales Charge. Premium payments are deemed to be surrendered in the order in which they were received.

During the first seven years from each Premium Payment, a Sales Charge will be assessed against the surrender of Premium Payments. During this time, all surrenders in excess of the Annual Withdrawal Amount will be first from Premium Payments and then from earnings. The Annual Withdrawal Amount is first from earnings and then from Premium Payments. After the seventh Contract Year, all surrenders will first be taken from earnings and then from Premium Payments and a Sales Charge will not be assessed against the surrender of earnings. If an amount equal to all earnings has been surrendered, a Sales Charge will not be assessed against Premium Payments received more than seven years prior to surrender, but will be assessed against Premium Payments received less than seven years prior to surrender. For additional information, see "Federal Tax Considerations."

Upon receipt of a request for a full surrender, Servus Life will assess any applicable Sales Charge against the surrender proceeds representing the lesser of: (1) aggregate Premium Payments not previously withdrawn or (2) the Contract Value, less the Annual Withdrawal Amount available at the time of the full surrender, less the Annual Maintenance Fee, if applicable. Taking the Annual Withdrawal Amount prior to the full surrender may, depending upon the amount of investment gain experienced, reduce the amount of any Sales Charge paid.

The Sales Charge is a percentage of the amount surrendered (not to exceed the aggregate amount of the Premium Payments made) and equals:

        LENGTH OF TIME FROM
SALES     PREMIUM PAYMENT
CHARGE   (NUMBER OF YEARS)
---------------------------
  6%            1
---------------------------
  6%            2
---------------------------
  5%            3
---------------------------
  5%            4
---------------------------
  4%            5
---------------------------
  3%            6
---------------------------
  2%            7
---------------------------
  0%        8 or more
---------------------------

PAYMENTS NOT SUBJECT TO SALES CHARGES

ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, on a non-cumulative basis, You may make a partial surrender of Contract Values of up to 10% of the aggregate Premium Payments, as determined on the date of the requested surrender, without the application of the Sales Charge. After the seventh year from each Premium Payment, also on a non-cumulative basis, You may make a partial surrender of 10% of Premium Payments made during the seven years prior to the surrender and 100% of the Contract Value less the Premium Payments made during the seven years prior to the surrender.

EXTENDED WITHDRAWAL PRIVILEGE -- This privilege allows Annuitants who attain age 70 1/2 with a Contract held under an Individual Retirement Account or 403(b) plan to surrender an amount equal to the required minimum distribution for the stated Contract without incurring a Sales Charge or not subject to a Sales Charge.

WAIVERS OF SALES CHARGES

DEATH OF THE ANNUITANT OR CONTRACT OWNER OR PAYMENTS UNDER AN ANNUITY
OPTION -- No Sales Charge otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a surrender out of Annuity Option 4) provided for under the Contract.

PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual

14                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

OTHER PLANS OR PROGRAMS -- Certain plans or programs established by Servus Life from time to time may have different surrender privileges.

MORTALITY AND EXPENSE RISK CHARGE

For assuming these risks under the Contracts, Servus Life will make a daily charge at the rate of 1.25% per annum against all Contract Values held in the Sub-Accounts during the life of the Contract. Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Servus Life's actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) Servus Life's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Servus Life.

There are two types of mortality undertakings: those made during the accumulation or deferral phase and those made during the annuity payout phase. The mortality undertaking made by Servus Life in the accumulation phase is that Servus Life may experience a loss resulting from the assumption of the mortality risk relative to the guaranteed death benefit in event of the death of an Annuitant or Contract Owner before commencement of Annuity payments, in periods of declining value or in periods where the contingent deferred sales charges would have been applicable. The mortality undertakings provided by Servus Life during the annuity payout phase are to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. Servus Life also assumes the liability for payment of a minimum death benefit under the Contract. These mortality undertakings are based on Servus Life's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from Servus Life's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Servus Life must provide amounts from its general funds to fulfill its contractual obligations. Servus Life will bear the loss in such a situation.

During the accumulation phase, Servus Life also provides an expense undertaking. Servus Life assumes the risk that the contingent deferred sales charges and the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

Each year, on each Contract Anniversary on or before the Annuity Commencement Date, Servus Life will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse it for expenses relating to the maintenance of the Contract, the Fixed Account, and the Sub-Account(s) thereunder. If during a Contract Year the Contract is surrendered for its full value, Servus Life will deduct the Annual Maintenance Fee at the time of such surrender. The fee is a flat fee that will be due in the full amount regardless of the time of the Contract Year that Contract Values are surrendered. The Annual Maintenance Fee is $30.00 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. Fees will be deducted on a pro rata basis according to the value in each Sub-Account and the Fixed Account under a Contract.

PREMIUM TAXES

Charges are also deducted for premium tax, if applicable, imposed by state or other governmental entity. Certain states impose a premium tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. Servus Life will pay Premium Taxes at the time imposed under applicable law. At its sole discretion, Servus Life may deduct Premium Taxes at the time Servus Life pays such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time the Contract annuitizes.

FUND CHARGES

The Separate Account purchases shares of The Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of The Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

PRINCIPAL FIRST CHARGE


Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts.

SERVUS LIFE INSURANCE COMPANY                                                 15
--------------------------------------------------------------------------------

EXCEPTIONS TO CHARGES UNDER THE CONTRACT

Servus Life may offer, at its discretion, reduced fees and charges including, but not limited to, the contingent deferred sales charges, the mortality and expense risk charge and the maintenance fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Servus Life calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.


We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


Each surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

16                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.


If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.


If you elect Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Servus Life will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Servus Life, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.


Principal First may not be available through all broker-dealer firms.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFITS

The Contract provides that, in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If (1) the Annuitant dies before the Annuity Commencement Date and either
(a) there is no designated Contingent Annuitant or (b) the Contingent Annuitant predeceases the Annuitant, or (2) if any Contract Owner dies before the Annuity Commencement Date, the Beneficiary as determined under the Contract Control Provisions, will receive the Death Benefit as determined on the date of receipt of Due Proof of Death by Servus Life in its Administrative Office. With regard to Joint Contract Owners, at the first death of a joint Contract Owner prior to the Annuity Commencement Date, the Beneficiary will be the surviving Contract Owner notwithstanding that the beneficiary designation may be different.

GUARANTEED DEATH BENEFIT -- If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant surviving, or if the Contract Owner dies before the Annuity Commencement Date, the Beneficiary will receive the greatest of (a) the Contract Value determined as of the day written proof of death of such person is received by Servus Life, or (b) 100% of the total Premium Payments made to such Contract, reduced by the dollar amount of any partial surrenders since the issue date, or (c) the Maximum Anniversary Value immediately preceding the date of death. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from the following:

As of the date of receipt of Due Proof of Death, Servus Life will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial surrenders since that anniversary.

If the Annuitant or You, as applicable, die after the Annuity Commencement Date, then the Death Benefit will equal the present value of any remaining payments under the elected Annuity Option. In computing such present value for the portion of such remaining payments attributable to the Separate Account, Servus Life will assume a net investment rate of 5.0% per year.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greater of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

SERVUS LIFE INSURANCE COMPANY                                                 17
--------------------------------------------------------------------------------

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.
________________________________________________________________________________

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

We would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- We calculate the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so we take 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.
________________________________________________________________________________

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

PAYMENT OF DEATH BENEFIT -- The calculated Death Benefit will remain invested in the Separate Account in accordance with the allocation instructions given by the Contract Owner until the proceeds are paid or Servus Life receives new instructions from the Beneficiary. During the time period between Servus Life's receipt of written notification of Due Proof of Death and Servus Life's receipt of the completed settlement instructions, the calculated Death Benefit will remain invested in the Sub-Account(s) previously elected by the Contract Owner and will be subject to market fluctuations. The Death Benefit may be taken in one sum, payable within seven days after the date Due Proof of Death is received, or under any of the settlement options then being offered by Servus Life provided, however, that: (a) in the event of the death of any Contract Owner prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after the death of the Contract Owner and (b) in the event of the death of any Contract Owner or Annuitant which occurs on or after the Annuity Commencement Date, any remaining interest in the Contract will be paid at least as rapidly as under the method of distribution in effect at the time of death, or, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death. The proceeds due on the death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. However, in the event of the Contract Owner's death where the sole Beneficiary is the spouse of the Contract Owner and the Annuitant or Contingent Annuitant is living, such spouse may elect, in lieu of receiving the death benefit, to be treated as the Contract Owner. The Contract Value and the Maximum Anniversary Value of the Contract will be unaffected by treating the spouse as the Contract Owner.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump

18                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, we will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

If the Contract is owned by a corporation or other non-individual, the Death Benefit payable upon the death of the Annuitant prior to the Annuity Commencement Date will be payable only as one sum or under the same settlement options and in the same manner as if an individual Contract Owner died on the date of the Annuitant's death.

There may be postponement in the payment of Death Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission;
(b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

ANNUITY PROCEEDS SETTLEMENT OPTION

Proceeds from the Death Benefit may be left with Servus Life for a period not to exceed five years from the date of the Contract Owner's death prior to the Annuity Commencement Date. These proceeds will remain in the Sub-Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time. In the event of withdrawals, the remaining value will equal the Contract Value of the proceeds left with Servus Life, minus any withdrawals.

WITHDRAWALS

FULL SURRENDERS -- At any time prior to the Annuity Commencement Date (and after the Annuity Commencement Date with respect to values applied to Annuity
Option 4 or the Annuity Proceeds Settlement Option), the Contract Owner has the right to terminate the Contract. In such event, the Termination Value of the Contract may be taken in the form of a lump sum cash settlement.

Under any of the Annuity options excluding Annuity Option 4 and the Annuity Proceeds Settlement Option, no surrenders are permitted after Annuity payments commence. Partial surrenders are permitted out of Annuity Option 4 (subject to any contingent deferred sales charges), but check with your tax adviser because there may be adverse tax consequences. Full or partial withdrawals may be made from the Annuity Proceeds Settlement Option at any time and contingent deferred sales charges will not be applied.

The Termination Value of the Contract is equal to the Contract Value less any applicable Premium Taxes, the Annual Maintenance Fee if applicable and any applicable contingent deferred sales charges. The Termination Value may be more or less than the amount of the Premium Payments made to a Contract.


PARTIAL SURRENDERS -- You may make a partial surrender of Contract Values at any time prior to the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.


Additionally, if the remaining Contract Value following a surrender is less than $500 ($1,000 in New York), Servus Life will terminate the Contract and pay the Termination Value. For Contracts issued in Texas, there is an additional requirement that the Contract will not be terminated when the remaining Contract Value after a surrender is less than $500 unless there were no Premium Payments made during the previous two Contract Years.

In requesting a partial withdrawal you should specify the Sub-Account(s) and/or the Fixed Account from which the partial withdrawal is to be taken. Otherwise, such withdrawal and any applicable contingent deferred sales charges will be effected on a pro rata basis according to the value in the Fixed Account and each Sub-Account under a Contract.

Servus Life may permit You to pre-authorize partial surrenders subject to certain limitations then in effect.

PAYMENT OF SURRENDER BENEFITS -- Payment on any request for a full or partial surrender from the Sub-Accounts will be made as soon as possible and in any event no later than seven days after the written request is received by Servus Life at its Administrative Office. Servus Life may defer payment of any amounts from the Fixed Account for up to six months from the date of the request for surrender. If Servus Life defers payment for more than 30 days (10 working days in New York), Servus Life will pay interest of at least 3% per annum on the amount deferred.

There may be postponement in the payment of Surrender Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission;
(b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

CERTAIN QUALIFIED CONTRACT SURRENDERS -- THERE ARE CERTAIN RESTRICTIONS ON
SECTION 403(b) TAX SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL
SECTION 403(b) ANNUITIES

SERVUS LIFE INSURANCE COMPANY                                                 19
--------------------------------------------------------------------------------
HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS a) ATTAINED AGE
59 1/2, b) SEPARATED FROM SERVICE, c) DIED, d) BECOME DISABLED OR e) EXPERIENCED FINANCIAL HARDSHIP. (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED PRIOR TO AGE
59 1/2 FOR HARDSHIPS.)

Distributions prior to age 59 1/2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%.

Servus Life will not assume any responsibility in determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 account values.

Any such full or partial surrender described above may affect the continuing tax qualified status of some contracts or plans and may result in adverse tax consequences to the contract owner. The contract owner, therefore, should consult with his tax adviser before undertaking any such surrender. (See "Federal Tax Considerations.")

SETTLEMENT PROVISIONS

You select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Annuitant's 90th birthday. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any change must be at least 30 days prior to the date on which Annuity payments are scheduled to begin. The Contract allows You to change the Sub-Accounts on which variable payments are based after payments have commenced once every three months. Any Fixed Annuity allocation may not be changed.

The Contract contains the four Annuity payment options and the Annuity Proceeds Settlement Option. Annuity Options 2, 4, and the Annuity Proceeds Settlement Option are available to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Servus Life. With respect to Non-Qualified Contracts, if you do not elect otherwise, payments in most states will automatically begin at the Annuitant's age 90 (with the exception of states that do not allow deferral past age 85) under Annuity Option 2 with 120 monthly payments certain. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, payments will begin automatically at the Annuitant's age 90 under Annuity Option 1 to provide a life Annuity. Automatic Annuity payments will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity payments, or a combination of fixed or variable dollar amount Annuity payments, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. After the Annuity Commencement Date, the Annuity option elected may not be changed.

Under any of the Annuity options excluding Annuity Option 4 and the Annuity Proceeds Settlement Option, no surrenders are permitted after Annuity payments commence. Partial surrenders are permitted out of Annuity Option 4 (subject to any contingent deferred sales charges), but check with your tax advisor because there may be adverse tax consequences. Full or partial withdrawals may be made from the Annuity Proceeds Settlement Option at any time and contingent deferred sales charges will not be applied.

OPTION 1 -- LIFE ANNUITY

A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last payment due preceding the death of the Annuitant. This option offers the largest payment amount of any of the life Annuity options since there is no guarantee of a minimum number of payments nor a provision for a Death Benefit payable to a Beneficiary.

It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the date of the third Annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Servus Life.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY

An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Servus Life, the Annuitant may elect that the payment to the survivor be less than the payment made during the joint lifetime of the Annuitant and a designated second person.

It would be possible under this option for an Annuitant and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

OPTION 4 -- PAYMENTS FOR A DESIGNATED PERIOD

An amount payable monthly for the number of years selected which may be from 5 to 30 years. Partial surrenders are permitted out of Annuity Option 4 (subject to any contingent deferred sales charges), but check with your tax advisor because there may be adverse tax consequences.

20                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Servus Life.

Annuity Option 4 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality undertaking under the Contracts thus provide no real benefit to You.

OPTION 5 -- PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called Principal First Payout Option, Servus Life will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

Servus Life may offer other annuity or settlement options from time to time.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When an Annuity is effected under a Contract, unless otherwise specified, Contract Values (less applicable Premium Taxes) held in the Sub-Accounts will be applied to provide a Variable Annuity based on the pro rata amount in the various Sub-Accounts. Fixed Account Contract Values will be applied to provide a Fixed Annuity. YOU SHOULD CONSIDER THE QUESTION OF ALLOCATION OF CONTRACT VALUES (LESS APPLICABLE PREMIUM TAXES) AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT OF SERVUS LIFE TO MAKE CERTAIN THAT ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR NEEDS FOR RETIREMENT.

The minimum monthly annuity payment is $50.00. No election may be made which results in a first payment of less than $50.00. If at any time annuity payments are or become less than $50.00, Servus Life has the right to change the frequency of payment to intervals that will result in payments of at least $50.00. For New York Contracts, the minimum monthly annuity payment is $20.00.

When annuity payments are to commence, the value of the Contract is determined as the sum of (1) the value of the Fixed Account no earlier than the close of business on the fifth Valuation Day preceding the date the first annuity payment is due plus (2) the product of (a) the value of the Accumulation Unit of each Sub-Account on that same day and (b) the number of Accumulation Units credited to each Sub-Account as of the date the annuity is to commence.

All annuity payments under any option will occur the same day of the month as the Annuity Commencement Date, based on the payment frequency selected by You. Available payment frequencies include monthly, quarterly, semi-annual and annual. The payment frequency may not be changed after payout has begun.

VARIABLE ANNUITY -- The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account under a Contract. The first monthly payment varies according to the form and type of Variable Payment Annuity selected. The Contract contains Variable Payment Annuity tables derived from the 1983a Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly Variable Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts.

The amount of the first monthly Variable Annuity payment is divided by the value of an Annuity Unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity payment period, and in each subsequent month the dollar amount of the Variable Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed investment rate of 5% per annum. The Annuity Unit value used in calculating the amount of the Variable Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the Annuity payment.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.

FIXED ANNUITY -- Fixed Annuity payments are determined at annuitization by multiplying the Contract Value (less applicable Premium Taxes) by a rate to be determined by Servus Life which is no less than the rate specified in the Fixed Payment Annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining

SERVUS LIFE INSURANCE COMPANY                                                 21
--------------------------------------------------------------------------------
the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Servus Life Insurance Company for the years ending December 31, 2000 and December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

22                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of

SERVUS LIFE INSURANCE COMPANY                                                 23
--------------------------------------------------------------------------------
income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

24                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to

SERVUS LIFE INSURANCE COMPANY                                                 25
--------------------------------------------------------------------------------
consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

MISCELLANEOUS
--------------------------------------------------------------------------------

HOW WE SELL OUR ANUITY

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly owned subsidiary of Hartford Financial Services Group Inc. The principal business address of HSD is the same as that of the Servus Life.

The securities will be sold by salespersons of HSD who represent Servus Life as insurance and variable annuity agents and who are registered representatives.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Servus Life and will not be more than 6% of Premium Payments. From time to time, Servus Life may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Servus Life may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Servus Life out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Servus Life will credit the Contract with an additional 5.0% of the premium payment. This additional percentage of premium payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Servus Life; and (2) employees and registered representatives (and their families) of registered broker-dealers (or financial institutions affiliated therewith) that have a sales agreement with Servus Life and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Servus Life Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

26                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgement on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Servus Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

ADDITIONAL INFORMATION

Inquiries will be answered by calling your representative or by writing:

Servus Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668

FINANCIAL STATEMENTS

You can find financial statements of Servus in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

SERVUS LIFE INSURANCE COMPANY                                                 27
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Independent Public Accountants
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

28                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a

SERVUS LIFE INSURANCE COMPANY                                                 29
--------------------------------------------------------------------------------
Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

30                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

SERVUS LIFE INSURANCE COMPANY                                                 31
--------------------------------------------------------------------------------

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

32                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

SERVUS LIFE INSURANCE COMPANY                                                 33
--------------------------------------------------------------------------------

APPENDIX III -- ACCUMULATION UNIT VALUES

No information is shown because as of December 31, 2002, no Sub-Accounts had commenced operation.

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Servus Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information to me for Series I and Series IR of the Servus Life Variable Annuity at the following address:


--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                         SERVUS LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
             SERIES I AND SERIES IR OF SERVUS LIFE VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Servus Life Insurance Company,
Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus:
Date of Statement of Additional Information:


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           4
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           6
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                  SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Servus Life holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Servus Life's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The financial statements for Servus Life Insurance Company for the year ended December 31, 2002 included in this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and elsewhere in the registration statement, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Servus Life Insurance Company expresses an unqualified opinion and includes explanatory paragraphs referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2001, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The audited financial statements of Servus Life Insurance Company for the years ending December 31, 2000 and December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Servus Life Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Servus Life Insurance Company for the years ending December 31, 2000 and December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Servus Life are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Servus Life currently does not pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account.

SERVUS LIFE INSURANCE COMPANY                                                  3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Servus Life uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Servus Life uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Servus Life uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1].

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Servus Life takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Servus Life then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Servus Life then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Servus Life deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                                  SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Servus Life uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Servus Life may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

SERVUS LIFE INSURANCE COMPANY                                                  5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

No performance tables are shown because as of December 31, 2002, no Sub-Accounts had commenced operation.

6                                                  SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

No information is shown because as of December 31, 2002, no Sub-Accounts had commenced operation.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

     (a)  All financial statements to be filed by amendment.

     (b) (1) Resolution of the Board of Directors of Royal Life Insurance Company of America ("Royal"), (now known as Servus Life Insurance Company), authorizing the establishment of the Separate Account.(1)

         (2)  Not applicable.

         (3)  (a) Principal Underwriter Agreement.(1)

         (3)  (b) Form of Dealer Agreement.(1)

         (4)  Form of Individual Flexible Premium Variable Annuity Contract.(2)

         (5)  Form of Application.(2)

         (6)  (a) Certificate of Incorporation.(3)

              (b) Bylaws of Servus Life Insurance Company.(3)

         (7)  Not applicable.

         (8)  Fund Participation Agreement.(1)

         (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary to be filed by amendment.

         (10) (a)  Consent of Deloitte & Touche to be filed by amendment.

         (10) (b)  Consent of Arthur Andersen LLP.(5)

         (11) Financial statements to be filed by amendment.

         (12) Not applicable.

         (13) Not applicable.

         (14) Not applicable.

         (15) Copy of Power of Attorney.

         (16) Organizational Chart.(4)

----------
(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-65187 filed on February 5, 1999.
(2) Incorporated by reference to the initial filing of Registration Statement No. 333-65187 filed on October 1, 1998.
(3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, File No. 333-65437 filed on April 11, 2001.
(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-69485, filed on April 7, 2003.
(5) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Servus Life Insurance Company for the years ending December 31, 2000 and December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

Item 25.  Directors and Officers of the Depositor



NAME                                       POSITION WITH SERVUS

Thomas A. Campbell                         Vice President and Actuary
David A. Carlson                           Vice President, Director*
Mary Jane B. Fortin                        Senior Vice President
Thomas M. Marra                            President, Chief Executive Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr.                     Vice President & Chief Accounting Officer
Craig R. Raymond                           Senior Vice President and Chief Actuary
Christine Hayer Repasy                     Senior Vice President, General Counsel & Corporate Secretary, Director*
Charles F. Shabunia                        Vice President and Controller
John C. Walters                            Executive Vice President
Lizabeth H. Zlatkus                        Executive Vice President and Chief Financial Officer, Director*
David M. Znamierowski                      Director*

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See item 24(b)(16).

Item 27.  Number of Contract Owners

          As of November 30, 2003, there were 0 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (A) involved a knowing and culpable violation of law by the director;

          (B) enabled the director or an associate to receive an improper personal gain;

          (C) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          (D) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          (E) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities

          (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One
               Hartford Life Insurance Company - Separate Account Two
               Hartford Life Insurance Company - Separate Account Two (DC
                   Variable Account I)
               Hartford Life Insurance Company - Separate Account Two (DC
                   Variable Account II)
               Hartford Life Insurance Company - Separate Account Two (QP
                   Variable Account)
               Hartford Life Insurance Company - Separate Account Two (Variable
                   Account "A")
               Hartford Life Insurance Company - Separate Account Two (NQ
                   Variable Account)
               Hartford Life Insurance Company - Separate Account Ten
               Hartford Life Insurance Company - Separate Account Three
               Hartford Life Insurance Company - Separate Account Five
               Hartford Life Insurance Company - Separate Account Seven
               Hartford Life Insurance Company - Separate Account Eleven Hartford Life and Annuity Insurance Company - Separate Account
                   One
               Hartford Life and Annuity Insurance Company - Separate Account
                   Ten
               Hartford Life and Annuity Insurance Company - Separate Account
                   Three
               Hartford Life and Annuity Insurance Company - Separate Account
                   Five
               Hartford Life and Annuity Insurance Company - Separate Account
                   Six
               Hartford Life and Annuity Insurance Company - Separate Account
                   Seven
               Hart Life Insurance Company - Separate Account One
               Hart Life Insurance Company - Separate Account Two
               American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
               Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD

                                            POSITIONS AND OFFICES
          NAME                               WITH UNDERWRITER
          ----                             ----------------------
          David A. Carlson                 Vice President
          Bruce W. Ferris                  Vice President

                                            POSITIONS AND OFFICES
          NAME                               WITH UNDERWRITER
          ----                             ----------------------
          George R. Jay                    Controller
          Stephen T. Joyce                 Vice President
          Thomas M. Marra                  President, Chief Executive Officer and
                                           Chairman of the Board, Director
          Christine Hayer Repasy           Senior Vice President, General Counsel and
                                           Corporate Secretary
          Martin A. Swanson                Vice President
          John C. Walters                  Executive Vice President, Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Servus Life Insurance Company hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by

               Servus Life Insurance Company.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of December, 2003.

SEPARATE ACCOUNT ONE
      (Registrant)

By :       Thomas M. Marra*
    ---------------------------------------------
           Thomas M. Marra, President, Chief
           Executive Officer and Chairman of the
           Board*

                                               *By: /s/ Christopher M. Grinnell
                                                    -------------------------
SERVUS LIFE INSURANCE COMPANY                           Christopher M. Grinnell
      (Depositor)                                       Attorney-In-fact

By:        Thomas M. Marra*
     --------------------------------------------
           Thomas M. Marra, President, Chief
           Executive Officer and Chairman of the
           Board*


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Vice President, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,     *By: Christopher M. Grinnell
     General Counsel and Corporate Secretary,          -------------------
     Director*                                          Christopher M. Grinnell
Lizabeth H. Zlatkus, Executive Vice President           Attorney-in-Fact
     and Chief Financial Officer, Director*
David N. Znamierowski, Director*                        Date: December 22, 2003

333-65187

                                  EXHIBIT INDEX

(15) Copy of Power of Attorney.